UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company File Act Number: 811-03447


Name of Registrant:SEI Tax Exempt Trust


Address of Principal Executive Offices:

            One Freedom Valley Drive
            Oaks, Pennsylvania 19456

Name and address of agent of service:
            Timothy D. Barto, Esquire
            SEI Tax Exempt Trust
            SEI Investments Company
            One Freedom Valley Drive
            Oaks, Pennsylvania 19456
CC:
            Timothy W. Levin, Esquire
            Morgan, Lewis & Brockius LLP
            1701 Market Street
            Philadelphia, Pennsylvania 19103

Registrant's telephone number including area code:1-800-342-5734

Date of fiscal year end:
            		August 31
Date of reporting period:
            07/01/2018    -   06/30/2019


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Registrant Name : SEI Tax Exempt Trust
Fund Name : CALIFORNIA MUNICIPAL BOND FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : INTERMEDIATE-TERM MUNICIPAL FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : MASSACHUSETTS MUNICIPAL BOND FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : NEW JERSEY MUNICIPAL BOND FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : NEW YORK MUNICIPAL BOND FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : PENNSYLVANIA MUNICIPAL BOND FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant : SEI Tax Exempt Trust
Fund Name : SHORT DURATION MUNICIPAL FUND
________________________________________________________________________________
Nuveen California AMT-Free Quality Municipal Income Fund
Ticker     Security ID:             Meeting Date          Meeting Status
NKX        CUSIP 670651868          11/13/2018            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Elect Margo L. Cook      Mgmt       For        For        For
1.2        Elect Jack B. Evans      Mgmt       For        For        For
1.3        Elect Albin F. Moschner  Mgmt       For        For        For
1.4        Elect William C. Hunter  Mgmt       For        For        For
1.5        Elect William J.         Mgmt       For        For        For
            Schneider

________________________________________________________________________________
Nuveen New York AMT-Free Quality Municipal Income Fund
Ticker     Security ID:             Meeting Date          Meeting Status
NRK        CUSIP 670656867          08/08/2018            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Elect Margo L. Cook      Mgmt       For        For        For
1.2        Elect Jack B. Evans      Mgmt       For        For        For
1.3        Elect Albin F. Moschner  Mgmt       For        For        For
1.4        Elect William C. Hunter  Mgmt       For        For        For
1.5        Elect William J.         Mgmt       For        For        For
            Schneider


Registrant : SEI Tax Exempt Trust
Fund Name : TAX-ADVANTAGED INCOME FUND
________________________________________________________________________________
Commonwealth of Puerto Rico
Ticker     Security ID:             Meeting Date          Meeting Status
           CUSIP 74529J             01/08/2019            Take No Action
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Vote On The Plan.        Mgmt       N/A        TNA        N/A
            Select For To Accept
            The Plan Select
            Against To Reject The
            Plan. Abstain Is Not
            A Valid Voting Option
            And Will Not
            Count

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Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,thereunto duly authorised.

Registrant:            SEI Tax Exempt Trust

By:                    /s/Robert A. Nesher
                       --------------------
Name:                  Robert A. Nesher
Title:                 President
Date:                  August 28, 2019